PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Computer equipment	$11,834	$30,340
Office furniture and equipment	38,521	38,521
Total property and equipment	50,355	68,861
Accumulated depreciation	(40,611)	(52,096)
Total property and equipment, net	$9,744	$16,765

Depreciation expense related to property and equipment for the years ended December 31, 2011 and 2010 totaled $7,507 and $12,926, respectively, and $68,961 for the period from August 1, 2005 (inception) to December 31, 2011.